Business Acquisitions - Summary of Pro Forma Information of the Combined Results of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
Revenue	$ 1,763,820	$ 1,241,294
Net loss	$ (123,926)	$ (55,341)